Summary of Significant Accounting Policies (FY) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation and Management Representation
Basis of Presentation and Management Representation
The consolidated financial statements include accounts, after elimination of intercompany accounts and transactions, of Conifer Holdings, Inc. (the “Company” or “Conifer”), its wholly owned subsidiaries, Conifer Insurance Company (“CIC”), White Pine Insurance Company (“WPIC”), Red Cedar Insurance Company (“RCIC”), Sycamore Insurance Agency, Inc. (“Sycamore”), and VSRM, Inc. (“VSRM”). CIC, WPIC, and RCIC are collectively referred to as the “Insurance Company Subsidiaries.” On a stand-alone basis, Conifer Holdings, Inc. is referred to as the “Parent Company.” VSRM owns a 50% non-controlling interest in Sycamore Specialty Underwriters, LLC (“SSU” or “Affiliate”).
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which differ from statutory accounting practices prescribed or permitted for insurance companies by regulatory authorities. The Company has applied the rules and regulations of the United States Securities and Exchange Commission (“SEC”) regarding interim financial reporting and therefore the consolidated financial statements do not include all of the information and notes required by GAAP for annual financial statements. In the opinion of management, all adjustments, consisting of items of a normal recurring nature, necessary for a fair presentation of the consolidated interim financial statements, have been included.
These consolidated financial statements and the notes thereto should be read in conjunction with the Company's audited consolidated financial statements and related notes included in its Annual Report on Form 10-K for the year ended December 31, 2022, as filed with the SEC.
The results of operations for the three months ended March 31, 2023, are not necessarily indicative of the results expected for the year ended December 31, 2023.

Recent Developments
COVID-19 (the “Pandemic”) continues to cause significant disruption to public health, the global economy, financial markets, and commercial, social and community activity in general. As there has been a significant reduction in reported cases and correspondingly a reduction in government restrictions, we see reduced risk to our business. We continue to monitor potential risks the Pandemic may present including a potential resurgence. Our exposure to the Pandemic is manifold. The majority of our employees continue to work remotely however strict “shelter-in-place” or “stay-at-home” orders have been lifted. A significant portion of our revenues are generated from the hospitality sector within the U.S. which remains under stress due to the threats of resurgence and resource shortages that resulted from the Pandemic.
We have continued to provide customer service, process new and renewal business, handle claims and otherwise manage all operations even though the vast majority of the staff is working remotely. To date, we have not seen a major disruption in our business as a result of the Pandemic and currently do not expect to see a material negative impact to our financial position or results of operations as a result of the Pandemic.
Basis of Presentation and Management Representation
The consolidated financial statements include accounts, after elimination of intercompany accounts and transactions, of Conifer Holdings, Inc. (the “Company” or “Conifer”), its wholly owned subsidiaries Conifer Insurance Company (“CIC”), Red Cedar Insurance Company (“RCIC”), White Pine Insurance Company (“WPIC”), Sycamore Insurance Agency, Inc. (“Sycamore”), and, as of October 13, 2022, VSRM, Inc. (“VSRM”). VSRM has substantially no operations following the contribution to SSU as described in Note 2 ~ VSRM Transaction. CIC, WPIC, and RCIC are collectively referred to as the “Insurance Company Subsidiaries.” On a stand-alone basis Conifer Holdings, Inc. is referred to as the “Parent Company.”
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which differ from statutory accounting practices prescribed or permitted for insurance companies by regulatory authorities.

Business
Business
The Company is engaged in the sale of property and casualty insurance products and has organized its principal operations into three types of insurance businesses: commercial lines, personal lines, and agency business. The Company underwrites a variety of specialty insurance products, including property, general liability, liquor liability, automobile, and homeowners and dwelling policies. The Company markets and sells its insurance products through a network of independent agents, including managing general agents, whereby policies are written in all 50 states in the United States of America (“U.S.”). The Company’s corporate headquarters are located in Troy, Michigan with additional office facilities in Florida and Michigan.

Business
The Company is engaged in the sale of property and casualty insurance products and has organized its principal operations into three types of insurance businesses: commercial lines, personal lines, and agency business. The Company underwrites a variety of specialty insurance products, including property, general liability, liquor liability, automobile, and homeowners and dwelling policies. The Company markets and sells its insurance products through a network of independent agents, including managing general agents, whereby policies are written in all 50 states in the United States (“U.S.”). The Company’s corporate headquarters are located in Troy, Michigan with additional office facilities in Florida and Michigan.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. While management believes the amounts included in the consolidated financial statements reflect management's best estimates and assumptions, actual results may differ from these estimates.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. In applying these estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain, including uncertainties associated with the Pandemic. While management believes the amounts included in the consolidated financial statements reflect management's best estimates and assumptions, actual results may differ from these estimates.

Cash, Cash Equivalents, and Short-term Investments
Cash, Cash Equivalents, and Short-term Investments
Cash consists of cash deposits in banks, generally in operating accounts. Cash equivalents consist of money-market funds that are specifically used as overnight investments tied to cash deposit accounts. Short-term investments, consisting of money market funds, are classified as investments in the consolidated balance sheets as they relate to the Company’s investment activities.

Cash, Cash Equivalents, and Short-term Investments
Cash consists of cash deposits in banks, generally in operating accounts. Cash equivalents consist of money-market funds that are specifically used as overnight investments tied to cash deposit accounts. Short-term investments, consisting of money-market funds, are classified as short-term investments in the consolidated balance sheets as they relate to the Company’s investment activities.

Lease Accounting
Lease Accounting
The Company accounts for leases under FASB Accounting Standards Update (“ASU”) No. 2016-02, Leases (Topic 842), which required the recognition of a right-of-use asset and a corresponding lease liability, discounted to the present value upon initial recognition, for all leases that extend beyond 12 months. For operating leases, the asset and liability are amortized over the lease term with expense recognized on a straight-line basis and all cash flows included in the operating section of the consolidated statement of cash flows. We do not have any financing leases. Our operating leases consist primarily of real estate utilized in the operation of our businesses with lease terms ranging from 5 to 10 years. Management has determined the appropriate discount rate to use in calculating the right-to-use asset and lease liability is 6.75%. The Company records a right-of-use asset and lease liabilities included in Other Assets and Other Liabilities in the Consolidated Balance Sheets. As of December 31, 2022, the Company had a right-of-use asset of $1.3 million, and lease liabilities of $1.3 million. As of December 31, 2021, the Company had a right-of-use asset of $1.4 million, and lease liabilities of $1.5 million.

Investment Securities and Other-than-temporary Impairments
Investment Securities
Debt securities are classified as available-for-sale and reported at fair value. The Company determines the fair value using the market approach, which uses quoted prices or other relevant data based on market transactions involving identical or comparable assets. The Company purchases available-for-sale debt securities with the expectation that they will be held to maturity, however the Company may sell them if market conditions or credit-related risk warrant earlier sales. The Company does not have any securities classified as held-to-maturity or trading.
The change in unrealized gain and loss on debt securities is recorded as a component of accumulated other comprehensive income (loss), net of the related deferred tax effect, until realized.
The debt securities portfolio includes structured securities. The Company recognizes income from these securities using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the estimated economic life is recalculated and the remaining unamortized premium or discount is amortized prospectively over the remaining economic life. Premiums and discounts on structured securities are amortized or accreted over the life of the related available-for-sale security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in interest income in the consolidated statements of operations. Dividend and interest income are recognized when earned.
Realized gains and losses from the sale of available-for-sale securities are determined on a specific-identification basis and included in earnings on the trade date.
Equity securities that do not result in consolidation and are not accounted for under the equity method are measured at fair value and any changes in fair value are recognized in net income in the Consolidated Statements of Operations.
Investment company limited partnerships are measured at their net asset value, which approximates fair value. Any changes in the net asset value are recognized in net income in the Consolidated Statements of Operations.
The Company carries other equity investments that do not have a readily determinable fair value at cost, less impairment and adjusted for observable price changes under the measurement alternative provided under GAAP. We review these investments for impairment during each reporting period. These investments are a component of Other Assets in the Consolidated Balance Sheets.
Other-than-Temporary Impairments
The Company reviews its impaired securities for possible other-than-temporary impairment (“OTTI”) at each quarter-end. A security has an impairment loss when its fair value is less than its cost or amortized cost at the balance sheet date. The Company considers the following factors in performing its review: (i) the amount by which the security’s fair value is less than its cost, (ii) length of time the security has been impaired, (iii) whether management has the intent to sell the security, (iv) if it is more likely than not that management will be required to sell the security before recovery of its amortized cost basis, (v) whether the impairment is due to an issuer-specific event, credit issues or change in market interest rates, (vi) the security’s credit rating and any recent downgrades or (vii) stress testing of expected cash flows under different scenarios. If the Company cannot conclude that declines in fair value below amortized cost are considered temporary, an OTTI loss is recorded through the Consolidated Statements of Operations in the current period.
For all other impaired securities, the Company will assess whether the net present value of the cash flows expected to be collected from the security is less than its amortized cost basis. Such a shortfall in cash flows is referred to as a “credit loss.” For any such security, the Company separates the impairment loss into: (i) the credit loss and (ii) the non-credit loss, which is the amount related to all other factors such as interest rate changes, fluctuations in exchange rates and market conditions. The credit loss charge is recorded to the current period statements of operations and the non-credit loss is recorded to accumulated other comprehensive income (loss), within shareholders’ equity, on an after-tax basis. A security’s cost basis is permanently reduced by the amount of a credit loss. Income is accreted over the remaining life of a security based on the interest rate necessary to discount the expected future cash flows to the new basis. If the security is non-income producing, any cash proceeds are applied as a reduction of principal when received.

Recognition of Premium Revenues
Recognition of Premium Revenues
All of the property and casualty policies written by our insurance companies are considered short-duration contracts. These policy premiums are earned on a daily pro-rata basis, net of reinsurance, over the term of the policy, which are primarily twelve months in duration. The portion of premiums written that relate to the unexpired terms of policies in force are deferred and reported as unearned premium at the balance sheet date.

Reinsurance
Reinsurance
Reinsurance premiums, commissions, losses and loss adjustment expenses (“LAE”) on reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and the terms of the reinsurance contracts. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses and LAE paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities that have not yet been paid. Reinsurance recoverables on unpaid losses and LAE are estimated based upon assumptions consistent with those used in establishing the gross liabilities as they are applied to the underlying reinsured contracts. The Company records an allowance for uncollectible reinsurance recoverables based on an assessment of the reinsurer’s creditworthiness and collectability of the recorded amounts. Management believes an allowance for uncollectible recoverables from its reinsurers was not necessary for the periods presented.
The Company receives ceding commissions in connection with certain ceded reinsurance. The ceding commissions are recorded as a reduction of policy acquisition costs.
In 2022, the Company entered into a loss portfolio transfer (“LPT”) reinsurance agreement. The LPT is a retroactive reinsurance contract. See Note 8 ~ Reinsurance for further details regarding the LPT.

Deferred Policy Acquisition Costs
Deferred Policy Acquisition Costs
Costs incurred which are incremental and directly related to the successful acquisition of new or renewal insurance business is deferred. These deferred costs consist of commissions paid to agents (net of ceding commissions), premium taxes, and underwriting costs, including compensation and payroll related benefits. Proceeds from reinsurance transactions that represent recovery of acquisition costs reduce applicable unamortized acquisition costs in such a manner that net acquisition costs are capitalized and charged to expense. Amortization of such policy acquisition costs is charged to expense in proportion to premium earned over the estimated policy term.
To the extent that unearned premiums on existing policies are not adequate to cover the sum of expected losses and LAE, unamortized acquisition costs and policy maintenance costs, unamortized deferred policy acquisition costs are charged to expense to the extent required to eliminate the premium deficiency. If the premium deficiency is greater than the unamortized policy acquisition costs, a liability is recorded for any such deficiency. As of December 31, 2022, there was no premium deficiency reserve. The Company considers anticipated investment income in determining whether a premium deficiency exists. Management performs this evaluation at each insurance product line level.

Unpaid Losses and Loss Adjustment Expenses
Unpaid Losses and Loss Adjustment Expenses
The liability for unpaid losses and LAE in the Consolidated Balance Sheets represents the Company’s estimate of the amount it expects to pay for the ultimate cost of all losses and LAE incurred that remain unpaid at the balance sheet date. The liability is recorded on an undiscounted basis, except for the liability for unpaid losses and LAE assumed related to any acquired companies which are initially recorded at fair value. The process of estimating the liability for unpaid losses and LAE is a complex process that requires a high degree of judgment.
The liability for unpaid losses and LAE represents the accumulation of individual case estimates for reported losses and LAE, and actuarially determined estimates for incurred but not reported losses and LAE and includes a provision for estimated costs to settle all outstanding claims at the balance sheet date. The liability for unpaid losses and LAE is intended to include the ultimate net cost of all losses and LAE incurred but unpaid as of the balance sheet date. The liability is stated net of anticipated deductibles, salvage and subrogation, and gross of reinsurance ceded. The estimate of the unpaid losses and LAE liability is continually reviewed and updated. Although management believes the liability for losses and LAE is reasonable, the ultimate liability may be more or less than the current estimate.
The estimation of ultimate liability for unpaid losses and LAE is a complex, imprecise and inherently uncertain process, and therefore involves a considerable degree of judgment and expertise. The Company utilizes various actuarially-accepted reserving methodologies in deriving the continuum of expected outcomes and ultimately determining its estimated liability amount. These methodologies utilize various inputs, including but not limited to written and earned premiums, paid and reported losses and LAE, expected initial loss and LAE ratio, which is the ratio of incurred losses and LAE to earned premiums, and expected claim reporting and payout patterns (including company-specific and industry data). The liability for unpaid loss and LAE does not represent an exact measurement of liability, but is an estimate that is not directly or precisely quantifiable, particularly on a prospective basis, and is subject to a significant degree of variability over time. In addition, the establishment of the liability for unpaid losses and LAE makes no provision for the broadening of coverage by legislative action or judicial interpretation or for the extraordinary future emergence of new types of losses not sufficiently represented in the Company’s historical experience or which cannot yet be quantified. As a result, an integral component of estimating the liability for unpaid losses and LAE is the use of informed subjective estimates and judgments about the ultimate exposure to unpaid losses and LAE. The effects of changes in the estimated liability are included in the results of operations in the period in which the estimates are revised.
The Company allocates the applicable portion of the unpaid losses and LAE to amounts recoverable from reinsurers under reinsurance contracts and reports those amounts separately as assets on the consolidated balance sheets.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax-credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
Deferred tax assets are recognized to the extent that there is sufficient positive evidence, as allowed under the Accounting Standard Codification (“ASC”) 740, Income Taxes, to support the recoverability of those deferred tax assets. The Company establishes a valuation allowance to the extent that there is insufficient evidence to support the recoverability of the deferred tax asset under ASC 740. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If it is determined that the deferred tax assets would be realizable in the future in excess of their net recorded amount, an adjustment would be made to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.
As of December 31, 2022 and 2021, the Company did not have any unrecognized tax benefits and had no accrued interest or penalties related to uncertain tax positions.

Other Income
Other Income
Other income consists primarily of fees charged to policyholders by the Company for services outside of the premium charge, such as installment billings or policy issuance costs. Commission income is also received by the
Company’s insurance agencies for writing policies for third party insurance companies. The Company recognizes commission income on the later of the effective date of the policy, the date when the premium can be reasonably established, or the date when substantially all services related to the insurance placement have been rendered.

Operating Expenses		Operating Expenses Operating expenses consist primarily of other underwriting, compensation and benefits, information technology, facility and other administrative expenses.
Accounting Guidance Not Yet Adopted
Recently Adopted Accounting Pronouncements
Effective January 1, 2023, the Company adopted ASU 2016-13 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, as amended, which introduces a new process for recognizing credit losses on financial instruments based on expected credit losses. This new standard replaces the incurred loss methodology and the concept of Other-than-Temporary Impairment (or “OTTI”) with an expected credit loss methodology that is sometimes referred to as the Current Expected Credit Loss (CECL) methodology. The guidance applies to Conifer's reinsurance recoverables, premium receivable, and debt securities. Results for reporting periods beginning after January 1, 2023 are presented under ASC 326, while prior period amounts continue to be reported in accordance with previously applicable U.S. GAAP. The adoption of ASC 326 did not have any impact on the Company's financial statements.
Among other updates which management deems to have no material impact, ASC 326 made changes to the accounting for available-for-sale debt securities. At each quarter-end, for available-for-sale debt securities in an unrealized loss position, the Company first assesses whether it intends to sell or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income.
For debt securities available-for-sale that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair value has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income. Changes in the allowance for credit losses are recorded as provision for (or reversal of) credit loss expense. Losses are charged against the allowance when management believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.
Recently Issued Accounting Guidance
In January 2021, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848). This guidance provides optional expedients and exceptions that are intended to ease the burden of updating contracts to contain a new reference rate due to the discontinuation of the London Inter-Bank Offered Rate (LIBOR). This guidance is available immediately and may be implemented in any period prior to the guidance expiration on December 31, 2024. Management does not expect the new guidance to have a material impact on the Company’s consolidated financial statements.

Accounting Guidance Not Yet Adopted
In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (Topic 326), which amends the current methodology and timing for recognizing credit losses. This amendment will replace the current GAAP “incurred loss” methodology for credit losses with a methodology based on expected credit losses. The new guidance will also require expanded consideration of a broader range of reasonable and increased supportable information for the credit loss estimates. This ASU is effective for annual and interim reporting periods beginning after December 15, 2022. Management does not expect the new guidance to have a material impact on the Company's consolidated financial statements.
In January 2021, the FASB issued ASU 2022-06, Reference Rate Reform (Topic 848). This guidance provides optional expedients and exceptions that are intended to ease the burden of updating contracts to contain a new reference rate due to the discontinuation of the London Inter-Bank Offered Rate (LIBOR). This guidance is available immediately and may be implemented in any period prior to the guidance expiration on December 31, 2024. Management does not expect the new guidance to have a material impact on the Company’s consolidated financial statements.

Risks and Uncertainties
Risks and Uncertainties
The Company is exposed to interest rate risks as it maintains a significant amount of its investment portfolio in debt securities. As a result of changes in interest rates during 2022, the Company reported a $16.0 million net unrealized loss that was reflected in other comprehensive income. As of December 31, 2022, total net unrealized losses in the debt securities was $18.2 million. Management believes it will not need to sell debt securities at significant losses as it has the ability and intention to hold them until their values improve.
Management has noted the media has reported a number of recent bank failures. The Company does not have any deposits or investments in any of these banks. Management does not expect any significant impact as a result of these events.